Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Numerator:
Net income	$35,750	$1,015,315
Denominator:
Weighted-average shares outstanding-Basic and diluted	623,600,000	512,054,348
Earnings per share
-Basic and diluted	$0.0001	$0.0020

The following table sets forth the computation of basic and diluted earnings per share:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Numerator:
Net income	$806,626	$304,219	$52,158	$17,998
Denominator:
Weighted-average shares outstanding-Basic and diluted	566,567,213	334,177,215	51,050	1
Earnings per share
-Basic and diluted	$0.001	$0.001	$1.022	$17,998